Merger Agreement (Details)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Noncash or Part Noncash Acquisition, Description	As consideration for the merger transaction, the Company expects to issue 111,000,000 common shares to the shareholders of Gryphon, subject to adjustment, such that on closing, the Sphere 3D shareholders are projected to own approximately 62% of the Company and Gryphon shareholders will own the remaining 38%, on a fully-diluted basis.